Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - Income Taxes [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total (Loss) / Income before Income Taxes from continuing operations	$ (24,020,717)	$ (8,092,060)	$ (2,437,203)
Total (Loss) / Income before Income Taxes from discontinued operations		(532,698)	4,568
Less: intercompany transactions
Total (Loss) / Income before Income Taxes	(24,020,717)	(8,624,758)	(2,432,637)
Less: intercompany transactions		3,891,541
Cayman Islands [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total (Loss) / Income before Income Taxes from continuing operations	(4,224,727)	(3,091,010)	(1,531,561)
Total (Loss) / Income before Income Taxes from discontinued operations
BVI [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total (Loss) / Income before Income Taxes from continuing operations	(4,610)	(4,201)	(2,104)
Total (Loss) / Income before Income Taxes from discontinued operations
Hong Kong [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total (Loss) / Income before Income Taxes from continuing operations	(4,483)	(14,469)	(1,708)
Total (Loss) / Income before Income Taxes from discontinued operations
PRC [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total (Loss) / Income before Income Taxes from continuing operations	(20,054,222)	(1,090,839)	(901,830)
Total (Loss) / Income before Income Taxes from discontinued operations		(532,698)	4,568
US [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total (Loss) / Income before Income Taxes from continuing operations	$ 267,325